Summary of Significant Accounting Policies and Practices - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2024
Office equipment, fixtures and furniture [Member]
Schedule of Estimated Useful Lives [Line Items]
Depreciation method	Straight-line
Estimated useful lives	5 years
Computer [Member]
Schedule of Estimated Useful Lives [Line Items]
Depreciation method	Straight-line
Estimated useful lives	3 years
Motor vehicles [Member]
Schedule of Estimated Useful Lives [Line Items]
Depreciation method	Straight-line
Estimated useful lives	5 years